FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

3.   FAIR VALUE MEASUREMENTS

The Group's financial instruments mainly include cash and cash equivalent, restricted cash, short-term investments, accounts receivable, prepayments and other current assets, amount due from and due to related parties, long-term time deposit, accounts payable, short-term loan, payable to riders and drivers, and notes payable. The carrying amounts of these short-term financial instruments approximate their fair value due to their short-term nature. The carrying values of long-term time deposits approximate their fair values as their interest rates are comparable to the prevailing interest rates in the market.

As of December 31, 2019 and 2020, the Group's wealth management products that are measured at fair value on a recurring basis subsequent to their initial recognition amounted to RMB242,567 and RMB470,000, respectively. The fair values of wealth management products are measured based on market-based redemption prices which are level 2 inputs provided by the bank that sells such wealth management products. The gains from the change in fair values of wealth management products recorded in interest income in consolidated statements of operations and comprehensive loss are RMB12,263,  RMB6,928, and RMB7,855 for the years ended December 31, 2018, 2019 and 2020, respectively.

Certain non-financial assets are measured at fair value on a nonrecurring basis, including property and equipment, operating lease right-of-use assets, goodwill and intangible assets and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance and discount rate to the discounted cash flow valuation methodology. During the year ended December 31, 2018, the Group terminated its unmanned retail shelves business and wrote off the related property and equipment of RMB8,481. The Group did not recognize any impairment of property and equipment during the years ended December 31, 2019 and 2020.